Administrative Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of general and administrative expense [text block] [Abstract]
Administrative Expenses
36.	Administrative Expenses:

For the year ended December 31, 2019, 2020 and 2021, administrative expenses are detailed as follows:

	2019	2020	2021
	MCh$	MCh$	MCh$
General administrative expenses
Information technology and communications	92,264	99,763	109,026
Maintenance and repair of property and equipment	50,297	48,218	42,106
External advisory services and professional services fees	21,099	14,650	18,274
Surveillance and securities transport services	11,533	10,787	13,229
Office supplies	9,366	11,094	8,093
Insurance premiums	5,851	8,273	7,621
External service of financial information	5,461	5,912	6,297
Postal box, mail, postage and home delivery services	5,131	4,218	4,718
Energy, heating and other utilities	5,697	5,556	4,445
Legal and notary expenses	3,996	4,182	4,432
Expenses for short-term leases and low value	5,801	4,729	3,825
Donations	2,238	2,818	3,199
External service of custody of documentation	3,315	3,359	3,094
Other expenses of obligations for lease agreements	2,797	2,684	3,070
Representation and travel expenses	3,657	2,780	2,703
Other general administrative expenses	5,227	4,495	3,538
Subtotal	233,730	233,518	237,670

Outsource services
External technological developments expenses	9,459	11,371	10,164
Data processing	10,129	9,333	9,407
Certification and technology testing	7,460	6,062	7,362
Credit pre-evaluation	19,159	12,241	4,958
Other	3,470	2,435	1,468
Subtotal	49,677	41,442	33,359

Board expenses
Board of Directors Compensation	2,509	2,795	2,889
Other Board expenses	194	30	10
Subtotal	2,703	2,825	2,899

Marketing expenses
Advertising	27,808	23,561	30,652
Subtotal	27,808	23,561	30,652

Taxes, payroll taxes and contributions
Contribution to the banking regulator	10,285	11,408	11,968
Real estate contributions	2,856	4,054	4,852
Patents	1,209	1,284	1,440
Other taxes	1,437	789	1,785
Subtotal	15,787	17,535	20,045
Total	329,705	318,881	324,625